SCHEDULE OF REORGANIZATION ITEMS, NET (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Professional fees		$ (149,690)		$ (149,690)	$ (476,652)
Write-off of derivative liability		4,375,231		4,375,231	4,375,231
Default interest and penalties		(864,125)		(864,125)	(864,125)
Unamortized debt discount on convertible notes				(2,580,110)	(2,580,110)
Total reorganization items, net		$ 3,361,416		$ 781,306	(4,081,245)
Exchange of common stock for allowable claims					(3,047,417)
Exchange of secured convertible debt for allowable claims					$ (1,488,172)